Investments in Real Estate - Purchase Price Allocation (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Asset Acquisition
Land	$ 3,812	$ 1,093
Building and improvements	19,761	45,629
In place leases	2,121	5,291
Below market leases	(28)	(79)
Above market leases	0	66
ROU assets	0	(1,372)
Net real estate assets acquired	25,666	50,628
Other, net	0	2,397
Aggregate purchase price	$ 25,666	$ 53,025